Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	$ 30,895	$ 30,669
Valuation allowance	(19,810)	(20,188)
Recognized	11,085	10,481
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	558	777
of which: USA
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	9,948	9,174
of which: related to other locations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	1,137	1,307
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	20,172	19,871
Valuation allowance	(17,655)	(17,594)
Recognized	2,518	2,277
Unused tax credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	808	675
Valuation allowance	0	0
Recognized	808	675
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	9,915	10,123
Valuation allowance	(2,156)	(2,594)
Recognized	7,759	7,529
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	2,907	2,971
Valuation allowance	0	0
Recognized	2,907	2,971
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	2,140	1,920
Valuation allowance	(250)	(503)
Recognized	1,891	1,417
of which: related to cash flow hedges | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	284	607
Valuation allowance	1	0
Recognized	284	607
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	4,584	4,625
Valuation allowance	(1,907)	(2,090)
Recognized	$ 2,677	$ 2,535